Capital structure and financial items - Financial assets and liabilities - Financial assets by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	kr 44,611	kr 42,285
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	3,098	1,158
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	766	970
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	2,332	188
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	25,422	28,418
Non-current financial assets	280	327
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	300	364
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	11,643	12,203
Financial assets at amortised cost | Other receivables and prepayments (current and non-current)
Disclosure of financial assets [line items]
Financial assets	4,835	4,275
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(4,113)	(3,899)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	12,757	15,475
Financial assets at amortised cost | Other Financial Assets, Other Receivables, Non-Current And Prepayments
Disclosure of financial assets [line items]
Financial assets	674	841
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Financial assets	16,091	12,709
Financial assets at fair value through OCI | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 16,091	kr 12,709